Per Share Amounts - Schedule Representing Per Share Amounts (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings per share [abstract]
Net Earnings (Loss)	$ 820	$ 1,864	$ 2,996	$ 3,366
Effect of Cumulative Dividends on Preferred Shares	(9)	(9)	(27)	(27)
Net Earnings (Loss) – Basic	811	1,855	2,969	3,339
Adjustment To Profit (Loss) For Stock Based Compensation, Value	(31)	0	6	(1)
Net Earnings (Loss) – Diluted	$ 780	$ 1,855	$ 2,975	$ 3,338
Basic – weighted average number of shares (in shares)	1,848,035	1,891,937	1,858,364	1,900,952
Dilutive effect of warrants (in shares)	3,729	6,408	5,039	27,491
Dilutive effect for stock based compensation (in shares)	11,548	6,752	9,221	8,273
Diluted – weighted average number of shares (in shares)	1,863,312	1,905,097	1,872,624	1,936,716
Net earnings (loss) per share — basic (CAD per share)	$ 0.44	$ 0.98	$ 1.60	$ 1.76
Net earnings (loss) per share — diluted (CAD per share)	$ 0.42	$ 0.97	$ 1.59	$ 1.72